INCOME TAX EXPENSE - Income tax expense (benefit) (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Current
Federal	$ 1,290,009
State and local	367,441
Current income tax expense (benefit)	1,657,450
Deferred
Federal	96,804
State and local	(52,641)
Deferred income tax expense (benefit)	44,163
Income tax expense	$ 1,701,613